Warrants (Details) - $ / shares	7 Months Ended	12 Months Ended
	Aug. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants granted
Weighted average exercise price, granted	$ 10.25	$ 3.75	$ 3.37
Warrants expired	(14,499)	(147,183)	(6,976)
Weighted average exercise price, expired		$ 9.36	$ 4.08
Warrants outstanding, ending	30,016,875
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding, beginning		1,084,725	1,084,725
Weighted average exercise price, beginning		$ 30.00	$ 30.00
Warrants granted
Weighted average exercise price, granted
Warrants exercised		(1,083,008)
Weighted average exercise price, exercised		$ 30.00
Warrants expired		(1,717)
Weighted average exercise price, expired		$ 30.00
Warrants outstanding, ending			1,084,725
Weighted average exercise price, ending			$ 30.00